Pension - Change in Benefit Obligation and Funded Status (Details) $ in Millions	12 Months Ended
Apr. 24, 2026 USD ($)
Retirement Benefits [Abstract]
Accumulated benefit obligation at end of year:	$ 48
Change in benefit obligation:
Projected benefit obligation at beginning of year	2
Service cost	1
Interest cost	0
Participant contributions	0
Expenses paid	0
Transfers from Medtronic	50
Net actuarial loss	0
Currency exchange rate changes and other	(1)
Project benefit obligation at end of year	52
Change in plan assets
Fair value of plan assets at beginning of year	0
Actual return on plan assets	0
Employer contributions to plan	0
Participant contributions	0
Expenses paid	0
Transfers from Medtronic	34
Currency exchange rate changes and other	0
Fair value of plan assets at end of year	34
Funded status at end of year:	(18)
Amounts recognized on the consolidated balance sheet consist of:
Noncurrent assets	0
Current liabilities	0
Noncurrent liabilities	(18)
Ending balance	$ (18)